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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer High Income Municipal Fund
               Schedule of Investments  5/31/2008 (unaudited)

Principal Floating                                                      Value
Amount($) Rate(b)
               Municipal Bonds - 101.7 %
               No State - 13.1 %
1,000,000      Erie County NY 6.0%, 11/15/36                        $  906,810
  135,000      Houston Texas Airport, 5.7%,  7/15/29                   100,714
  220,000      Houston Texas Airport, 6.125%,  7/15/27                 176,097
2,500,000      Massachusetts State Health, 6.5%, 1/15/38             2,451,475
2,000,000      Nassau County Industrial Dev, 6.7%, 1/1/43            2,002,360
1,315,000      Tuscarawas County Ohio Hospital, 6.35%, 11/1/37       1,240,689
                                                                    $6,878,145
               Alabama - 2.0 %
1,250,000      Huntsville-Redstone VLG ALA, 5.5%, 1/1/43            $1,048,950
                                                                    $1,048,950
               Arizona - 3.7 %
2,000,000      Pima County Arizona Dev Auth, 7.0%, 1/1/38           $1,929,820
                                                                    $1,929,820
               California - 0.2 %
  130,000      Valley Health Systems CA Certificates of Participatio$   90,220
                                                                    $   90,220
               Colorado - 3.3 %
1,000,000      Colorado Springs Colorado, 7.0%, 12/1/29             $  959,340
1,000,000      Madre Met Dist No 2 Colorado, 5.5%, 12/1/36             787,340
                                                                    $1,746,680
               Connecticut - 1.7 %
1,000,000      Manshantucket Pequot Tribe 5.75%, 9/1/34 144a        $  903,240
                                                                    $  903,240
               Florida - 2.8 %
1,000,000      Broward County Florida Housing 6.75%, 10/1/45        $1,010,460
  475,000      Madison County Fla Rev, 6.0%, 7/1/25                    451,193
                                                                    $1,461,653
               Georgia - 1.5 %
1,000,000      Fulton County Georgia Water and Sewer REV, 5.125%, 7/$  787,530
                                                                    $  787,530
               Iowa - 2.0 %
1,250,000      Tobacco Settlement Authority of Iowa, 5.5%, 6/1/42   $1,042,738
                                                                    $1,042,738
               Illinois - 12.7 %
2,000,000      Illinois Dev Fin Auth, 6.125%, 11/15/25              $1,895,380
  500,000      Illinois Finance Authority 7.0% 12/1/37                 495,685
1,500,000      Illinois Finance Authority 7.0% 12/1/42               1,482,675
1,500,000      Illinois Finance Authority, 5.75%, 5/15/38            1,307,280
1,500,000      Southwestern ILL Dev Auth Rev, 6.625%, 6/1/37         1,479,090
                                                                    $6,660,110
               Lousiana - 5.8 %
2,550,000      Louisiana Local Government Env, 6.75%, 11/1/32       $2,555,253
  475,000      Louisiana Public Facilities Authority Revenue, 6.25%,   467,566
                                                                    $3,022,819
               Massachusetts - 3.9 %
2,000,000      MA St Dev Fin Agy, 6.75%, 10/25/37                   $1,885,800
  140,00010.67 Massachusetts State Housing, Floating Rate Note, 12/1   137,976
                                                                    $2,023,776
               Michigan - 8.7 %
  160,000      Doctor Charles Drew Academy, 5.7%, 11/1/36  *        $  111,504
1,450,000      Michigan Pub Edl Facs Auth Rev, 5.875%, 6/1/37        1,277,813
1,000,000      Michigan Pub Edl Facs Auth Rev, 6.50%, 9/1/37           932,120
2,500,000      Michigan Tob Settlement Fin, 6.0%, 6/1/48             2,219,950
                                                                    $4,541,387
               Missouri - 3.2 %
  500,000      St. Louis Missouri Development Authority, 7.2%, 12/15$  469,015
1,260,000      St. Louis MO Industrial Dev., 7.25%, 12/15/35         1,187,298
                                                                    $1,656,313
               Montana - 2.7 %
2,215,000      Hardin Mont Tax Increment, 0.0%, 9/1/31              $1,416,603
                                                                    $1,416,603
               New Jersey - 0.9 %
  540,000      New Jersey Economic Dev Auth, 5.875%, 1/1/37         $  475,713
                                                                    $  475,713
               New Mexico - 2.0 %
1,150,000      Otero Cnty N Mex Jail Proj Rev, 6.0%, 4/1/28         $1,070,811
                                                                    $1,070,811
               Nevada - 0.3 %
  430,000      Director St NV Dept Business, 7.375%, 01/01/40       $  136,082
                                                                    $  136,082
               New York - 1.9 %
  135,000      New York City, NY, Industrial, 6.9%, 8/1/24          $   93,101
1,000,000      Ulster Cnty NY, 6%, 9/15/42                             905,070
                                                                    $  998,171
               Ohio - 4.0 %
2,250,000      Buckeye Ohio Tobacco Settlment 6.50%, 6/01/47        $2,100,263
                                                                    $2,100,263
               Oklahoma - 4.3 %
1,000,000      Atoka County Oklahome Healthca 6.625%, 10/1/37       $  985,890
  125,000      Jackson Cnty Okla Mem Hosp 7.3%, 08/01/15               125,580
1,175,00012.50 Non-Profit PFD FDG TR I VAR ST FRN, 9/15/37           1,122,595
                                                                    $2,234,065
               Pennsylvania - 6.9 %
1,500,000      Allegheny Cnty PA Hosp Dev, 5.375%, 11/15/40         $1,271,115
  350,000      Delaware County Pennsylvania Industrial Development,    268,167
2,100,000      Lancaster Cnty Pa Hosp Auth, 6.50%, 7/1/40            2,083,053
                                                                    $3,622,335
               South Carolina - 0.9 %
  500,000      South Carolina Jobs Economic, 6.0%, 11/15/37         $  451,700
                                                                    $  451,700
               Texas - 12.4 %
2,000,000      Burnet Cnty Tex Pub, 7.75%  8/1/29                   $1,892,520
  150,000      Gulf Coast Waste Disposal Authority, Texas Rev, 7.0%,   129,759
2,000,000      Houston TX Airport Rev, 6.75%, 7/1/29                 1,704,040
  635,000      Maverick Cnty Tex Pub Fac, 6.25% 2/1/24                 571,640
  520,000      Maverick Cnty Tex Pub Fac, 6.375% 2/1/29                458,957
1,750,000      Willacy County Texas Local Government, 6.875%, 9/1/28 1,725,868
                                                                    $6,482,784
               Wisconsin - 1.0 %
  600,000      Aztalan Wis Exempt Fac Rev 7.5%, 5/1/18              $  510,784
                                                                    $  510,784
               Total Municipal Bonds
               (Cost  $55,821,979)                                  $53,292,692
               TOTAL INVESTMENT IN SECURITIES -101.7%               $53,292,692
               (Cost  $55,821,979)(a)
               OTHER ASSETS AND LIABILITIES -(1.7)%                 $(889,453)
               TOTAL NET ASSETS-100.0%                              $52,403,239


       *       Security currently in default.
     (a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $55,821,979 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost            $ 13,547

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value          (2,542,834)

               Net unrealized loss                               $(2,529,287)

     (b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

               FAS 157 Footnote Disclosures
               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of May
                   31, 2008, in valuing the Fund's assets:

Valuation Inputs                                        Investments
                                                      in Securities
Level 1 - Quoted Prices                                       -
Level 2 - Other Significant Observable Inputs        53,292,692
Level 3 - Significant Unobservable Inputs                    -
Total                                                 53,292,692

           Pioneer Global Select Equity Fund
           Schedule of Investments  5/31/2008 (unaudited)

Shares                                                            Value

           Preferred Stocks - 1.4 %
           Automobiles & Components - 1.4 %
           Automobile Manufacturers - 1.4 %
437        Porsche AG                                          $   81,453
           Total Automobiles & Components
           Total Preferred Stocks
           (Cost  $125,285)                                    $   81,453
           Common Stock - 91.3 %
           Energy - 12.4 %
           Coal & Consumable Fuels - 1.7 %
1,369      Peabody Energy Corp. *                              $  101,196
           Integrated Oil & Gas - 8.8 %
983        ConocoPhillips                                      $   91,517
1,135      Occidental Petroleum Corp.                             104,341
2,358      Repsol SA                                               97,546
2,400      Royal Dutch Shell Plc                                  102,464
1,364      Total SA                                               119,010
                                                               $  514,878
           Oil & Gas Storage & Transportation - 1.9 %
5,824      EL Paso Corp.                                       $  113,859
           Total Energy                                        $  729,933
           Materials - 8.3 %
           Diversified Chemical - 2.1 %
814        BASF AG                                             $  121,951
           Diversified Metals & Mining - 1.3 %
686 Freeport-McMoRan Copper & Gold, Inc. (Class B) $ 79,377 Fertilizers & Agricultural Chemicals - 3.6 %
1,696      Agrium, Inc.                                        $  148,264
816        Yara International ASA                                  61,650
                                                               $  209,914
           Gold - 1.3 %
1,960      Goldcorp, Inc. *                                    $   78,786
           Total Materials                                     $  490,028
           Capital Goods - 9.9 %
           Aerospace & Defense - 3.1 %
2,549      United Technologies Corp.                           $  181,081
           Industrial Conglomerates - 4.3 %
2,292      3M Co.                                              $  177,768
679        Siemens                                                 77,019
                                                               $  254,787
           Industrial Machinery - 2.5 %
1,044      Flowserve Corp.                                     $  144,615
           Total Capital Goods                                 $  580,483
           Consumer Durables & Apparel - 1.7 %
           Homebuilding - 1.7 %
14,000     Sekisui Chemical Co., Ltd. *                        $  102,624
           Total Consumer Durables & Apparel                   $  102,624
           Media - 3.5 %
           Broadcasting & Cable TV - 3.5 %
6,715      British Sky Broadcasting Plc                        $   72,209
4,537      Eutelsat Communications SA                             136,212
                                                               $  208,421
           Total Media                                         $  208,421
           Retailing - 1.7 %
           Apparel Retail - 1.7 %
1,395      Abercrombie & Fitch Co.                             $  101,277
           Total Retailing                                     $  101,277
           Food & Drug Retailing - 4.5 %
           Hypermarkets & Supercenters - 4.5 %
1,583      Carrefour Supermarch                                $  110,983
2,637      Wal-Mart Stores, Inc.                                  152,260
                                                               $  263,243
           Total Food & Drug Retailing                         $  263,243
           Food Beverage & Tobacco - 1.2 %
           Packaged Foods & Meats - 1.2 %
2,169      Unilever NV                                         $   70,891
           Total Food Beverage & Tobacco                       $   70,891
           Household & Personal Products - 2.6 %
           Household Products - 2.6 %
2,295      Procter & Gamble Co. *                              $  151,585
           Total Household & Personal Products                 $  151,585
           Pharmaceuticals & Biotechnology - 8.0 %
           Pharmaceuticals - 8.0 %
2,434      Astrazeneca Plc                                     $  106,496
7,281      Bristol-Myers Squibb Co.                               165,934
632        Roche Holdings AG                                      108,917
4,505      Schering-Plough Corp.                                   91,902
                                                               $  473,249
           Total Pharmaceuticals & Biotechnology               $  473,249
           Banks - 9.1 %
           Diversified Banks - 5.9 %
2,000      Development Bank of Singapore, Ltd.                 $   28,639
5,415      Royal Bank of Scotland Group Plc                        24,643
985        Societe Generale *                                     102,350
11         Sumitomo Mitsui Financial Group, Inc. *                 94,600
4,302      Westpac Banking Corp.                                   95,656
                                                               $  345,888
           Thrifts & Mortgage Finance - 3.2 %
9,241      New York Community Bancorp, Inc.                    $  189,163
           Total Banks                                         $  535,051
           Diversified Financials - 3.2 %
           Investment Banking & Brokerage - 1.4 %
2,157      Lehman Brothers Holdings, Inc.                      $   79,399
           Diversified Financial Services - 1.8 %
4,955      Citigroup, Inc.                                     $  108,465
           Total Diversified Financials                        $  187,864
           Insurance - 3.2 %
           Multi-Line Insurance - 1.5 %
457        Allianz AG                                          $   86,432
           Reinsurance - 1.7 %
1,280      Swiss Reinsurance, Ltd.                             $   99,510
           Total Insurance                                     $  185,942
           Real Estate - 1.3 %
           Real Estate Management & Development - 1.3 %
11,000     Henderson Land Development Co., Ltd.                $   76,438
           Total Real Estate                                   $   76,438
           Software & Services - 4.3 %
           Data Processing & Outsourced Services - 1.1 %
728        Visa, Inc.                                          $   62,870
           Systems Software - 3.2 %
6,647      Microsoft Corp.                                     $  188,243
           Total Software & Services                           $  251,113
           Technology Hardware & Equipment - 3.9 %
           Communications Equipment - 2.4 %
5,377      Cisco Systems, Inc. *                               $  143,673
           Office Electronics - 1.5 %
1,600      Canon, Inc.                                         $   86,589
           Total Technology Hardware & Equipment               $  230,262
           Semiconductors - 2.0 %
           Semiconductor Equipment - 2.0 %
1,700      Tokyo Electron, Ltd. *                              $  116,239
           Total Semiconductors                                $  116,239
           Telecommunication Services - 5.7 %
           Wireless Telecommunication Services - 5.7 %
3,291      MTN Group, Ltd.                                     $   65,784
12,647     Sprint Nextel Corp.                                    118,376
46,473     Vodafone Group Plc                                     149,260
                                                               $  333,420
           Total Telecommunication Services                    $  333,420
           Utilities - 4.9 %
           Electric Utilities - 4.9 %
379        E.On AG                                             $   80,574
2,529      Public Power Corp. *                                    96,233
3,132      Southern Co.                                           113,052
                                                               $  289,859
           Total Utilities                                     $  289,859
           Total Common stocks
           (Cost  $5,069,947)                                  $5,377,922
           Rights/Warrants - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - 0.0 %
2,400      Royal Dutch Shell Rights Exp. 6/11/08 *             $       -
           Total Energy                                        $       -
           Food Beverage & Tobacco - 0.0 %
           Packaged Foods & Meats - 0.0 %
2,169      Unilever Rights Exp. 6/19/08 *                      $       -
           Total Food Beverage & Tobacco
           Total Rights/Warrants                               $       -
           (Cost  $0)
           TOTAL INVESTMENT IN SECURITIES -92.7%
           (Cost  $5,195,232)(a)                               $5,459,375
           OTHER ASSETS AND LIABILITIES-7.3%                   $  430,041
           TOTAL NET ASSETS 100.0%                             $5,889,416

*          Non-income producing security.

(a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $5,195,232 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost           $ 310,123

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (45,980)

           Net unrealized gain                                 $ 264,143

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of May
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments   Other Financial
                                                in Securities  Instruments*
Level 1 - Quoted Prices                           2,808,544           0
Level 2 - Other Significant Observable Inputs     2,650,831     (20,674)
Level 3 - Significant Unobservable Inputs                 0           0
Total                                             5,459,375     (20,674)

*Other financial instruments include, forwards contracts.

           Pioneer Oakridge All Cap Growth Fund
           SCHEDULE OF INVESTMENTS  5/31/2008 (unaudited)

Shares                                                               Value

           COMMON STOCKS - 88.9 %
           Energy - 8.2 %
           Oil & Gas Equipment & Services - 2.2 %
1,460      Schlumberger, Ltd.                                      $ 147,650
           Oil & Gas Exploration & Production - 6.0 %
5,045      Southwestern Energy Co. *                               $ 223,695
2,792      XTO Energy, Inc.                                          177,627
                                                                   $ 401,322
           Total Energy                                            $ 548,972
           Materials - 3.4 %
           Industrial Gases - 2.0 %
2,300      Airgas, Inc.                                            $ 136,091
           Specialty Chemicals - 1.4 %
2,075      Ecolab, Inc.                                            $  93,022
           Total Materials                                         $ 229,113
           Capital Goods - 8.7 %
           Aerospace & Defense - 4.8 %
1,325      Boeing Co.                                              $ 109,670
880        Precision Castparts Corp.                                 106,304
1,705      Raytheon Co.                                              108,881
                                                                   $ 324,855
           Industrial Machinery - 3.9 %
1,885      Danaher Corp.                                           $ 147,369
2,930      Idex Corp.                                                113,801
                                                                   $ 261,170
           Total Capital Goods                                     $ 586,025
           Commercial Services & Supplies - 3.7 %
           Environmental & Facilities Services - 3.7 %
1,725      Stericycle, Inc. *                                      $ 100,568
4,390      Waste Connections, Inc. *                                 144,124
                                                                   $ 244,692
           Total Commercial Services & Supplies                    $ 244,692
           Automobiles & Components - 1.7 %
           Auto Parts & Equipment - 1.7 %
3,250      Johnson Controls, Inc.                                  $ 110,695
           Total Automobiles & Components                          $ 110,695
           Consumer Services - 1.3 %
           Hotels, Resorts & Cruise Lines - 1.3 %
2,580      Marriott International, Inc.                            $  84,908
           Total Consumer Services                                 $  84,908
           Media - 1.2 %
           Movies & Entertainment - 1.2 %
4,470      News Corp., Inc.                                        $  80,237
           Total Media                                             $  80,237
           Retailing - 6.2 %
           Apparel Retail - 1.4 %
1,290      Abercrombie & Fitch Co.                                 $  93,654
           Computer & Electronics Retail - 1.6 %
2,215      Gamestop Corp.*                                         $ 109,864
           General Merchandise Stores - 1.3 %
1,585      Target Corp.                                            $  84,576
           Specialty Stores - 1.9 %
5,310      Staples, Inc.                                           $ 124,520
           Total Retailing                                         $ 412,614
           Food Beverage & Tobacco - 3.6 %
           Distillers & Vintners - 1.6 %
1,470      Central Euro Distribution Corp. *                       $ 104,899
           Soft Drinks - 2.0 %
1,965      PepsiCo, Inc.                                           $ 134,210
           Total Food Beverage & Tobacco                           $ 239,109
           Household & Personal Products - 4.4 %
           Household Products - 4.4 %
2,380      Church & Dwight Co., Inc.                               $ 135,493
2,425      Procter & Gamble Co. *                                    160,171
                                                                   $ 295,664
           Total Household & Personal Products                     $ 295,664
           Health Care Equipment & Services - 4.8 %
           Health Care Distributors - 1.5 %
1,855      Henry Schein, Inc. *                                    $ 103,361
           Health Care Equipment - 1.0 %
2,710      Hologic, Inc. *                                         $  65,121
           Health Care Services - 1.0 %
2,095      American Healthways, Inc. *                             $  67,669
           Managed Health Care - 1.3 %
1,585      Wellpoint, Inc. *                                       $  88,475
           Total Health Care Equipment & Services                  $ 324,626
           Pharmaceuticals & Biotechnology - 11.4 %
           Biotechnology - 5.0 %
1,745      Celgene Corp. *                                         $ 106,201
1,330      Genentech, Inc. *                                          94,257
2,385      Gilead Sciences, Inc. *                                   131,938
                                                                   $ 332,396
           Life Sciences Tools & Services - 2.5 %
2,845      Thermo Fisher Scientific, Inc. *                        $ 167,912
           Pharmaceuticals - 3.9 %
2,380      Abbott Laboratories                                     $ 134,113
2,190      Allergan, Inc.                                            126,188
                                                                   $ 260,301
           Total Pharmaceuticals & Biotechnology                   $ 760,609
           Diversified Financials - 4.7 %
           Asset Management & Custody Banks - 1.4 %
875        Affiliated Managers Group, Inc. *                       $  89,688
           Investment Banking & Brokerage - 1.7 %
5,135      Charles Schwab Corp.                                    $ 113,894
           Specialized Finance - 1.6 %
785        IntercontinentalExchange, Inc. *                        $ 108,487
           Total Diversified Financials                            $ 312,069
           Insurance - 2.1 %
           Life & Health Insurance - 2.1 %
2,075      Aflac, Inc.                                             $ 139,295
           Total Insurance                                         $ 139,295
           Software & Services - 9.0 %
           Application Software - 4.2 %
3,005      Adobe Systems, Inc. *                                   $ 132,400
3,110      Ansys, Inc. *                                             147,103
                                                                   $ 279,503
           Internet Software & Services - 3.1 %
355        Google, Inc. *                                          $ 207,959
           Systems Software - 1.7 %
4,125      Microsoft Corp.                                         $ 116,820
           Total Software & Services                               $ 604,282
           Technology Hardware & Equipment - 10.8 %
           Communications Equipment - 6.4 %
7,010      Cisco Systems, Inc. *                                   $ 187,307
3,405      Corning, Inc. *                                            93,093
3,040      Qualcomm, Inc.                                            147,562
                                                                   $ 427,962
           Computer Hardware - 4.4 %
945        Apple, Inc. *                                           $ 178,369
2,465      Hewlett-Packard Co.                                       116,003
                                                                   $ 294,372
           Total Technology Hardware & Equipment                   $ 722,334
           Semiconductors - 3.8 %
           Semiconductors - 3.8 %
1,930      Hittite Microwave Corp. *                               $  77,104
3,129      NVIDIA Corp. *                                             77,286
3,150      Texas Instruments, Inc.                                   102,312
                                                                   $ 256,702
           Total Semiconductors                                    $ 256,702
           TOTAL COMMON STOCKS
           (Cost  $5,746,245)                                      $5,951,946

           Temporary Cash Investments - 11.9 %
           Repurchase Agreement - 11.0 %

185,000 Bank of America, 2.25%, dated 5/30/08, repurchase price of $185,000 plus accrued interest on 6/3/08 collateralized by the following:
           $8,168 Federal National Mortgage Association, 5.0%, 7/1/35 $256,680 Government National Mortgage Association II, 6.$ 185,000

185,000 Barclays Plc, 2.25%, dated 5/30/08, repurchase price of $185,000 plus accrued interest on 6/3/08 collateralized by the following:
           $75,820 Freddie Mac Giant, 5.5 - 6.0%, 1/1/35 - 2/1/38
           $37,862 Federal National Mortgage Association (ARM), 5.519%, 3/1/36 $110,302 Federal National Mortgage Association, 4.5 - 5.5 185,000

185,000    Deutsche Bank, 2.35%, dated 5/30/08, repurchase price
           of $185,000 plus accrued interest on 6/2/08 collateralized by the following:
           $16,962 Federal National Mortgage Association (ARM),
                4.778-5.565%, 6/1/16 - 5/1/37
           $158,997 Freddie Mac Giant, 5.0 - 6.5%, 4/1/19 - 6/1/38
           $81,401 U.S Treasury Strip, 0.0%, 8/15/25                 185,000

185,000    Merrill Lynch, 2.32%, dated 5/30/08, repurchase price of
           $185,000 plus accrued interest on 6/2/08 collateralized by
           $187,566 Freddie Mac Giant, 5.5 - 6.0%, 5/1/38            185,000
           Total Repurchase Agreement                              $ 740,000
           (Cost  $740,000)
Principal
Amount ($)
           Securities Lending Collateral  - 0.9%
           Certificates of Deposit:
1,269      American Express, 2.72, 8/8/08                          $ 1,269
342        Banco Santander NY,  2.80%, 10/7/08                        342
951        Banco Santander NY,  3.09%, 12/22/08                       951
1,424      Bank Bovespa NY,  2.705%, 8/8/08                          1,424
950        Bank of America, 2.80%, 8/22/08                            950
949        Bank of Nova Scotia, 3.18%, 5/05/09                        949
570        Bank of Scotland NY, 2.7%, 8/1/08                          570
475        Bank of Scotland NY, 2.72%, 8/15/08                        475
475        Bank of Scotland NY, 2.73%, 7/11/08                        475
341        Bank of Scotland NY, 2.89%, 11/4/08                        341
570        Bank of Scotland NY, 2.96%, 11/3/08                        570
474        Bank of Scotland NY, 3.03%, 9/26/08                        474
1,709      Barclay's Bank, 3.18% 5/27/09                             1,709
950        BNP Paribas NY,  2.88%, 7/23/08                            950
570        Calyon NY,  2.85%, 8/25/08                                 570
798        Calyon NY, 2.64%, 9/29/08                                  798
301        Calyon NY, 2.69%, 01/16/09                                 301
950        Citibank,  2.85%, 7/29/08                                  950
788        Commonwealth Bank of Australia NY, 2.63%, 7/11/08          788
798        Deutsche Bank Financial, 2.72%,  7/30/08                   798
380        Deutsche Bank Financial, 2.72%,  8/4/08                    380
190        Dexia Bank NY, 2.65%, 08/12/08                             190
779        Dexia Bank NY, 2.69%, 8/7/08                               779
703        Dexia Bank NY, 3.37%, 09/29/08                             703
82         Fortis, 3.11%, 09/30/08                                    82
190        Fortis, 3.14%, 06/30/08                                    190
1,740      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                    1,740
317        Lloyds Bank, 2.58%,  6/9/08                                317
828        Lloyds Bank, 2.61%,  7/11/08                               828
475        Lloyds Bank, 2.61%,  8/18/08                               475
646        Natixis, 2.83%,  8/4/08                                    646
110        NORDEA NY,  2.72%, 4/9/09                                  110
91         NORDEA NY,  2.73%, 12/01/08                                91
950        NORDEA NY,  2.81%, 8/29/08                                 950
152        Rabobank Nederland NY,  2.37%, 8/29/08                     152
950        Rabobank Nederland NY,  2.58%, 6/9/08                      950
475        Royal Bank of Canada NY,  2.57%, 7/15/08                   475
367        Skandinavian Enskilda Bank NY,  2.70%, 7/17/08             367
189        Skandinavian Enskilda Bank NY,  3.06% 02/13/09             189
110        Skandinavian Enskilda Bank NY,  3.18%, 09/22/08            110
788        Svenska Bank NY,  2.55%, 7/11/08                           788
380        Svenska Bank NY,  2.70%, 7/17/08                           380
1,196      Toronto Dominion Bank NY, 2.77%, 9/5/08                   1,196
874        Wachovia Bank,  2.82%, 6/9/08                              874
189        Wachovia, 3.62%,10/28/08                                   189
                                                                   $28,802
           Commercial Paper:
378        Bank of America, 2.88%, 8/11/08                         $  378
291        Bank of America, 2.70%, 8/26/08                            291
284        CBA, 2.70%, 7/11/08                                        284
755        CBA, 2.88%, 8/18/08                                        755
189        Deutsche Bank Financial, 2.72%,  7/9/08                    189
152        Deutsche Bank Financial, 2.88%,  6/16/08                   152
228        HSBC, 2.67%,  6/16/08                                      228
190        HSBC, 2.72%,  6/9/08                                       190
941        HSBC, 2.88%,  9/29/08                                      941
189        HSBC, 2.89%  7/21/08                                       189
351        IBM, 3.18%, 2/13/09                                        351
950        IBM, 3.18%, 6/26/09                                        950
756        ING, 2.70%, 8/13/08                                        756
190        Lloyds Bank, 2.88%,  6/6/08                                190
1,170      Macquarie Bank, 2.87%,  6/26/08                           1,170
190        Macquarie Bank, 2.87%,  6/9/08                             190
284        Natixis, 2.87%,  7/10/08                                   284
284        Natixis, 2.87%,  7/21/08                                   284
190        PARFIN, 2.70%, 6/9/08                                      190
234        PARFIN, 3.18%, 8/1/08                                      234
190        RAB USA, 2.61%,  6/10/08                                   190
375        Royal Bank of Scotland, 2.66%,  10/21/08                   375
182        Royal Bank of Scotland, 3.00%, 6/12/08                     182
472        Societe Generale, 2.93%,   7/30/08                         472
189        Societe Generale, 2.98%,  7/2/08                           189
378        Societe Generale, 3.18%,   8/5/08                          378
755        Societe Generale, 3.18%,  8/22/08                          755
378        SVSS NY, 3.18%, 8/11/08                                    378
851        Unicredit Group, 2.89%,  7/17/08                           851
1,614      WestPac, 3.18%,  6/1/09                                   1,614
                                                                   $13,580
           Mutual Funds:
1,140      BlackRock Liquidity Money Market Fund, 3.18%              1,140
1,140      Dreyfus Preferred Money Market Fund, 3.18%                1,140
                                                                   $ 2,279
           Tri-party Repurchase Agreements:
3,798      ABN Amro, 2.2%, 6/2/08                                    3,798
563        Barclay's Bank, 2.2% 6/2/08                                563
1,899      Deutsche Bank, 2.3% 6/2/08                                1,899
4,748      Lehman Brothers, 2.2% 6/2/08                              4,748
3,798      Merrill Lynch, 2.2% 5/1/08                                3,798
                                                                   $14,807
           Other:
567        ABS CFAT 2008-A A1, 2.88%, 12/22/08                     $  567
           Total Securities Lending Collateral                     $60,035
           Total Temporary Cash Investments                        $800,035
           (Cost  $800,035)
           TOTAL INVESTMENT IN SECURITIES -100.8%
           (Cost  $6,486,245)(a)                                   $6,751,981
           OTHER ASSETS AND LIABILITIES-(0.8) %                    $(54,412)
           TOTAL NET ASSETS - 100.0%                               $6,697,569

(A.D.R.)   American Depositary Receipt
*          Non-income producing security.
(a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $6,486,245 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $121,097

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                (84,604)

           Net unrealized gain                                     $205,701

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of May
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                 Investments
                                                                in Securities
Level 1 - Quoted Prices                                           5,951,946
Level 2 - Other Significant Observable Inputs                       800,035
Level 3 - Significant Unobservable Inputs                                 -
Total                                                             6,751,981

           Pioneer Select Research Growth Fund
           Schedule of Investments  5/31/2008 (unaudited)

Shares                                                                Value

           Common Stock - 99.5 %
           Energy - 10.0 %
           Integrated Oil & Gas - 1.6 %
94         Chevron Corp.                                            $ 9,320
           Oil & Gas Equipment And Services - 2.3 %
310        Weatherford Intl, Inc. *                                 $ 14,145
           Oil & Gas Explration & Production - 3.9 %
95         Apache Corp.                                             $ 12,736
173        XTO Energy, Inc.                                           11,006
                                                                    $ 23,742
           Oil & Gas Storage & Transporation - 2.2 %
675        EL Paso Corp.                                            $ 13,196
           Total Energy                                             $ 60,403
           Materials - 3.7 %
           Diversified Metals & Mining - 2.1 %
108        Freeport-McMoRan Copper & Gold, Inc. (Class B)           $ 12,497
           Steel - 1.6 %
129        Nucor Corp.                                              $ 9,649
           Total Materials                                          $ 22,146
           Capital Goods - 9.1 %
           Aerospace & Defense - 2.5 %
214        United Technologies Corp.                                $ 15,203
           Construction & Engineering - 2.0 %
357        KBR Inc.                                                 $ 12,391
           Industrial Conglomerates - 2.3 %
176        3M Co.                                                   $ 13,651
           Industrial Machinery - 2.3 %
142        Crane Co.                                                $ 6,482
54         SPX Corp.                                                  7,176
                                                                    $ 13,658
           Total Capital Goods                                      $ 54,903
           Transportation - 4.7 %
           Air Freight & Couriers - 1.9 %
163        United Parcel Service                                    $ 11,576
           Railroads - 2.8 %
148        Burlington Northern, Inc.                                $ 16,731
           Total Transportation                                     $ 28,307
           Consumer Services - 4.2 %
           Restaurants - 4.2 %
214        McDonald's Corp.                                         $ 12,694
325        Yum! Brands, Inc.                                          12,903
                                                                    $ 25,597
           Total Consumer Services                                  $ 25,597
           Media - 1.8 %
           Movies & Entertainment - 1.8 %
592        News Corp Inc.                                           $ 10,626
           Total Media                                              $ 10,626
           Retailing - 4.8 %
           Apparel Retail - 3.7 %
158        Abercrombie & Fitch Co.                                  $ 11,471
343        TJX Companies, Inc.                                        10,997
                                                                    $ 22,468
           Department Stores - 1.1 %
167        J.C. Penney Co., Inc.                                    $ 6,720
           Total Retailing                                          $ 29,188
           Food & Drug Retailing - 2.7 %
           Drug Retail - 2.7 %
384        CVS Corp.                                                $ 16,431
           Total Food & Drug Retailing                              $ 16,431
           Food Beverage & Tobacco - 5.4 %
           Soft Drinks - 3.2 %
342        Coca-Cola Co.                                            $ 19,583
           Tobacco - 2.2 %
183        Loews Corp Carolina Group                                $ 13,277
           Total Food Beverage & Tobacco                            $ 32,860
           Household & Personal Products - 2.3 %
           Personal Products - 2.3 %
288        Estee Lauder Co.                                         $ 13,709
           Total Household & Personal Products                      $ 13,709
           Health Care Equipment & Services - 6.2 %
           Health Care Equipment - 6.2 %
253        Insulet Corp. *                                          $ 4,124
279        Medtronic, Inc. *                                          14,137
211        Stryker Corp.                                              13,620
332        Thoratec Corp. *                                           5,488
                                                                    $ 37,369
           Total Health Care Equipment & Services                   $ 37,369
           Pharmaceuticals & Biotechnology - 9.2 %
           Biotechnology - 2.8 %
325        BioMarin Pharmaceutical, Inc. *                          $ 12,405
223        Cubist Pharmaceuticals, Inc. *                             4,250
                                                                    $ 16,655
           Pharmaceuticals - 6.4 %
562        Bristol-Myers Squibb Co.                                 $ 12,808
218        Eli Lilly & Co.                                            10,495
753        Schering-Plough Corp.                                      15,361
                                                                    $ 38,664
           Total Pharmaceuticals & Biotechnology                    $ 55,319
           Diversified Financials - 3.9 %
           Asset Management & Custody Banks - 2.3 %
308        The Bank of New York Mellon., Corp.                      $ 13,715
           Specialized Finance - 1.6 %
23         CME Group Inc.                                           $ 9,897
           Total Diversified Financials                             $ 23,612
           Insurance - 1.5 %
           Property & Casualty Insurance - 1.5 %
177        The Traveler Companies, Inc.                             $ 8,816
           Total Insurance                                          $ 8,816
           Real Estate - 1.1 %
           Retail Reit's - 1.1 %
65         Simon Property Group                                     $ 6,458
           Total Real Estate                                        $ 6,458
           Software & Services - 10.6 %
           Application Software - 1.7 %
293        Citrix Systems, Inc. *                                   $ 10,029
           Internet Software & Services - 1.3 %
295        Yahoo! Inc. *                                            $ 7,894
           Systems Software - 7.6 %
842        Microsoft Corp.                                          $ 23,845
980        Oracle Corp. *                                             22,383
                                                                    $ 46,228
           Total Software & Services                                $ 64,151
           Technology Hardware & Equipment - 11.0 %
           Communications Equipment - 6.0 %
862        Cisco Systems, Inc. *                                    $ 23,033
470        Corning, Inc. *                                            12,850
                                                                    $ 35,883
           Computer Hardware - 5.0 %
459        Hewlett-Packard Co.                                      $ 21,601
669        Sun Microsystems, Inc. *                                   8,664
                                                                    $ 30,265
           Total Technology Hardware & Equipment                    $ 66,148
           Semiconductors - 5.3 %
           Semiconductor Equipment - 2.3 %
698        Applied Materials, Inc.                                  $ 13,827
           Semiconductors - 3.0 %
359        Analog Devices, Inc.                                     $ 12,604
614        Infineon Technologies (A.D.R.) *                           5,557
                                                                    $ 18,161
           Total Semiconductors                                     $ 31,988
           Telecommunication Services - 0.7 %
           Alternative Carriers - 0.7 %
226        Time Warner Telecom *                                    $ 4,226
           Total Telecommunication Services                         $ 4,226
           Utilities - 1.4 %
           Indep Power Producer & Energy Traders - 1.4 %
208        NRG Energy, Inc. *                                       $ 8,651
           Total Utilities                                          $ 8,651
           Total Common Stock
           (Cost  $560,469)                                         $600,908

Principal  Temporary Cash Investments - 3.3 %
Amounts ($)Repurchase Agreement - 3.3 %

5,000 Bank of America, 2.25%, dated 5/30/08, repurchase price of $5000 plus accrued interest on 6/3/08 collateralized by the following:
           $227 Federal National Mortgage Association, 5.0%, 7/1/35
           $6,937 Government National Mortgage Association II, 6.0%,$ 5,000

5,000      Barclays Plc, 2.25%, dated 5/30/08, repurchase price
           of $5,000 plus accrued interest on 6/3/08 collateralized by the following:
           $2,049 Freddie Mac Giant, 5.5 - 6.0%, 1/1/35 - 2/1/38
           $1,023 Federal National Mortgage Association (ARM), 5.519%, 3/1/36 $2,981 Federal National Mortgage Association, 4.5 - 5.5%, 5,000

5,000      Deutsche Bank, 2.35%, dated 5/30/08, repurchase price
           of $5,000 plus accrued interest on 6/2/08 collateralized by the following:
           $458 Federal National Mortgage Association (ARM),
                 4.778-5.565%, 6/1/16 - 5/1/37
           $4,297 Freddie Mac Giant, 5.0 - 6.5%, 4/1/19 - 6/1/38
           $2,200 U.S Treasury Strip, 0.0%, 8/15/25                   5,000

5,000      Merrill Lynch, 2.32%, dated 5/30/08, repurchase price of
           $5,000 plus accrued interest on 6/2/08 collateralized by
           $5,067 Freddie Mac Giant, 5.5 - 6.0%, 5/1/38               5,000
           Total Repurchase Agreement                               $ 20,000
           (Cost  $20,000)

           Securities Lending Collateral  - 4.8%
           Certificates of Deposit:
$1,269     American Express, 2.72, 8/8/08                           $ 1,269
342        Banco Santander NY,  2.80%, 10/7/08                         342
951        Banco Santander NY,  3.09%, 12/22/08                        951
1,424      Bank Bovespa NY,  2.705%, 8/8/08                           1,424
950        Bank of America, 2.80%, 8/22/08                             950
949        Bank of Nova Scotia, 3.18%, 5/05/09                         949
570        Bank of Scotland NY, 2.7%, 8/1/08                           570
475        Bank of Scotland NY, 2.72%, 8/15/08                         475
475        Bank of Scotland NY, 2.73%, 7/11/08                         475
341        Bank of Scotland NY, 2.89%, 11/4/08                         341
570        Bank of Scotland NY, 2.96%, 11/3/08                         570
474        Bank of Scotland NY, 3.03%, 9/26/08                         474
1,709      Barclay's Bank, 3.18% 5/27/09                              1,709
950        BNP Paribas NY,  2.88%, 7/23/08                             950
570        Calyon NY,  2.85%, 8/25/08                                  570
798        Calyon NY, 2.64%, 9/29/08                                   798
301        Calyon NY, 2.69%, 01/16/09                                  301
950        Citibank,  2.85%, 7/29/08                                   950
788        Commonwealth Bank of Australia NY, 2.63%, 7/11/08           788
798        Deutsche Bank Financial, 2.72%,  7/30/08                    798
380        Deutsche Bank Financial, 2.72%,  8/4/08                     380
190        Dexia Bank NY, 2.65%, 08/12/08                              190
779        Dexia Bank NY, 2.69%, 8/7/08                                779
703        Dexia Bank NY, 3.37%, 09/29/08                              703
82         Fortis, 3.11%, 09/30/08                                     82
190        Fortis, 3.14%, 06/30/08                                     190
1,740      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                     1,740
317        Lloyds Bank, 2.58%,  6/9/08                                 317
828        Lloyds Bank, 2.61%,  7/11/08                                828
475        Lloyds Bank, 2.61%,  8/18/08                                475
646        Natixis, 2.83%,  8/4/08                                     646
110        NORDEA NY,  2.72%, 4/9/09                                   110
91         NORDEA NY,  2.73%, 12/01/08                                 91
950        NORDEA NY,  2.81%, 8/29/08                                  950
152        Rabobank Nederland NY,  2.37%, 8/29/08                      152
950        Rabobank Nederland NY,  2.58%, 6/9/08                       950
475        Royal Bank of Canada NY,  2.57%, 7/15/08                    475
367        Skandinavian Enskilda Bank NY,  2.70%, 7/17/08              367
189        Skandinavian Enskilda Bank NY,  3.06% 02/13/09              189
110        Skandinavian Enskilda Bank NY,  3.18%, 09/22/08             110
788        Svenska Bank NY,  2.55%, 7/11/08                            788
380        Svenska Bank NY,  2.70%, 7/17/08                            380
1,196      Toronto Dominion Bank NY, 2.77%, 9/5/08                    1,196
874        Wachovia Bank,  2.82%, 6/9/08                               874
189        Wachovia, 3.62%,10/28/08                                    189
                                                                    $28,802
           Commercial Paper:
$378       Bank of America, 2.88%, 8/11/08                          $  378
291        Bank of America, 2.70%, 8/26/08                             291
284        CBA, 2.70%, 7/11/08                                         284
755        CBA, 2.88%, 8/18/08                                         755
189        Deutsche Bank Financial, 2.72%,  7/9/08                     189
152        Deutsche Bank Financial, 2.88%,  6/16/08                    152
228        HSBC, 2.67%,  6/16/08                                       228
190        HSBC, 2.72%,  6/9/08                                        190
941        HSBC, 2.88%,  9/29/08                                       941
189        HSBC, 2.89%  7/21/08                                        189
351        IBM, 3.18%, 2/13/09                                         351
950        IBM, 3.18%, 6/26/09                                         950
756        ING, 2.70%, 8/13/08                                         756
190        Lloyds Bank, 2.88%,  6/6/08                                 190
1,170      Macquarie Bank, 2.87%,  6/26/08                            1,170
190        Macquarie Bank, 2.87%,  6/9/08                              190
284        Natixis, 2.87%,  7/10/08                                    284
284        Natixis, 2.87%,  7/21/08                                    284
190        PARFIN, 2.70%, 6/9/08                                       190
234        PARFIN, 3.18%, 8/1/08                                       234
190        RAB USA, 2.61%,  6/10/08                                    190
375        Royal Bank of Scotland, 2.66%,  10/21/08                    375
182        Royal Bank of Scotland, 3.00%, 6/12/08                      182
472        Societe Generale, 2.93%,   7/30/08                          472
189        Societe Generale, 2.98%,  7/2/08                            189
378        Societe Generale, 3.18%,   8/5/08                           378
755        Societe Generale, 3.18%,  8/22/08                           755
378        SVSS NY, 3.18%, 8/11/08                                     378
851        Unicredit Group, 2.89%,  7/17/08                            851
1,614      WestPac, 3.18%,  6/1/09                                    1,614
                                                                    $13,580
           Mutual Funds:
$1,140     BlackRock Liquidity Money Market Fund, 3.18%               1,140
1,140      Dreyfus Preferred Money Market Fund, 3.18%                 1,140
                                                                    $ 2,279
           Tri-party Repurchase Agreements:
$3,798     ABN Amro, 2.2%, 6/2/08                                     3,798
563        Barclay's Bank, 2.2% 6/2/08                                 563
1,899      Deutsche Bank, 2.3% 6/2/08                                 1,899
4,748      Lehman Brothers, 2.2% 6/2/08                               4,748
3,798      Merrill Lynch, 2.2% 5/1/08                                 3,798
                                                                    $14,807
           Other:
$567       ABS CFAT 2008-A A1, 2.88%, 12/22/08                      $  567
                                                                    $40,780
           Total Temporary Cash Investments                         $ 60,780
           (Cost  $60,780)
           TOTAL INVESTMENT IN SECURITIES-102.8%                    $661,688
           (Cost  $580,469) (a)
           OTHER ASSETS AND LIABILITIES- (2.8)%                     $(57,935)
           TOTAL NET ASSETS -100.0%                                 $603,753

(A.D.R.)   American Depositary Receipt

       *   Non-income producing security.

     (a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $580,469 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                $43,506

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                 (3,067)

           Net unrealized gain                                      $40,439

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of May
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                      Investments
                                                      in Securities
Level 1 - Quoted Prices                                  600,908
Level 2 - Other Significant Observable Inputs             60,780
Level 3 - Significant Unobservable Inputs                      -
Total                                                    661,688


           Pioneer Select Research Value Fund
           Schedule of Investments  5/31/2008 (unaudited)

Shares                                                                Value

           Common Stock - 99.4 %
           Energy - 18.0 %
           Integrated Oil & Gas - 7.2 %
299        Chevron Corp.                                            $  29,646
274        Royal Dutch Shell Plc                                       11,698
                                                                    $  41,344
           Oil & Gas Equipment And Services - 2.8 %
352        Weatherford Intl, Inc. *                                 $  16,062
           Oil & Gas Explration & Production - 5.2 %
124        Apache Corp.                                             $  16,623
206        XTO Energy, Inc.                                            13,106
                                                                    $  29,729
           Oil & Gas Storage & Transporation - 2.8 %
812        EL Paso Corp.                                            $  15,875
           Total Energy                                             $ 103,010
           Materials - 4.8 %
           Aluminum - 1.6 %
225        Alcoa, Inc.                                              $   9,133
           Diversified Chemical - 2.0 %
284        Dow Chemical Co.                                         $  11,474
           Steel - 1.2 %
94         Nucor Corp.                                              $   7,031
           Total Materials                                          $  27,638
           Capital Goods - 8.6 %
           Aerospace & Defense - 4.9 %
183        Northrop Grumman Corp. *                                 $  13,809
198        United Technologies Corp.                                   14,066
                                                                    $  27,875
           Industrial Conglomerates - 1.8 %
134        3M Co.                                                   $  10,393
           Industrial Machinery - 1.9 %
83         SPX Corp.                                                $  11,029
           Total Capital Goods                                      $  49,297
           Transportation - 1.7 %
           Railroads - 1.7 %
87         Burlington Northern, Inc.                                $   9,835
           Total Transportation                                     $   9,835
           Consumer Services - 2.7 %
           Restaurants - 2.7 %
261        McDonald's Corp.                                         $  15,483
           Total Consumer Services                                  $  15,483
           Media - 2.5 %
           Movies & Entertainment - 2.5 %
428        The Walt Disney Co.                                      $  14,381
           Total Media                                              $  14,381
           Retailing - 1.7 %
           Department Stores - 1.7 %
241        J.C. Penney Co., Inc.                                    $   9,698
           Total Retailing                                          $   9,698
           Food & Drug Retailing - 2.4 %
           Drug Retail - 2.4 %
327        CVS Corp.                                                $  13,992
           Total Food & Drug Retailing                              $  13,992
           Food Beverage & Tobacco - 3.7 %
           Tobacco - 3.7 %
502        Altria Group, Inc.                                       $  11,175
179        Reynolds American Inc.                                       9,831
                                                                    $  21,006
           Total Food Beverage & Tobacco                            $  21,006
           Household & Personal Products - 3.1 %
           Household Products - 1.5 %
153        Church & Dwight Co Inc.                                  $   8,710
           Personal Products - 1.6 %
193        Estee Lauder Co.                                         $   9,187
           Total Household & Personal Products                      $  17,897
           Health Care Equipment & Services - 1.5 %
           Health Care Equipment - 1.5 %
166        Medtronic, Inc. *                                        $   8,411
           Total Health Care Equipment & Services                   $   8,411
           Pharmaceuticals & Biotechnology - 5.9 %
           Pharmaceuticals - 5.9 %
454        Bristol-Myers Squibb Co.                                 $  10,347
280        Merck & Co., Inc.                                           10,909
603        Schering-Plough Corp.                                       12,301
                                                                    $  33,557
           Total Pharmaceuticals & Biotechnology                    $  33,557
           Banks - 6.4 %
           Regional Banks - 4.5 %
224        PNC Bank Corp.                                           $  14,392
263        Zions Bancorporation                                        11,333
                                                                    $  25,725
           Thrifts & Mortgage Finance - 1.9 %
432        Freddie Mac                                              $  10,981
           Total Banks                                              $  36,706
           Diversified Financials - 9.0 %
           Asset Management & Custody Banks - 4.8 %
117        Franklin Resources, Inc.                                 $  11,843
349        The Bank of New York Mellon., Corp.                         15,541
                                                                    $  27,384
           Investment Banking & Brokerage - 1.3 %
196        Lazard Ltd.                                              $   7,466
           Specialized Finance - 2.9 %
17         CME Group Inc.                                           $   7,315
104        Nymex Holdings Inc.                                          9,445
                                                                    $  16,760
           Total Diversified Financials                             $  51,610
           Insurance - 10.0 %
           Multi-Line Insurance - 4.9 %
179        Hartford Financial Services Group, Inc.                  $  12,722
313        Loews Corp.                                                 15,515
                                                                    $  28,237
           Property & Casualty Insurance - 5.1 %
278        Chubb Corp.                                              $  14,945
284        The Traveler Companies, Inc.                                14,146
                                                                    $  29,091
           Total Insurance                                          $  57,328
           Real Estate - 1.9 %
           Industrialreit's - 1.0 %
91         ProLogis Trust                                           $   5,636
           Retail Reit's - 0.9 %
55         Simon Property Group                                     $   5,465
           Total Real Estate                                        $  11,101
           Software & Services - 1.6 %
           Systems Software - 1.6 %
330        Microsoft Corp.                                          $   9,346
           Total Software & Services                                $   9,346
           Technology Hardware & Equipment - 1.6 %
           Computer Hardware - 1.6 %
197        Hewlett-Packard Co.                                      $   9,271
           Total Technology Hardware & Equipment                    $   9,271
           Telecommunication Services - 5.6 %
           Alternative Carriers - 1.9 %
575        Time Warner Telecom *                                    $  10,753
           Integrated Telecom Services - 3.7 %
554        Verizon Communications, Inc.                             $  21,312
           Total Telecommunication Services                         $  32,065
           Utilities - 6.5 %
           Gas Utilities - 2.3 %
204        Questar Corp.                                            $  13,101
           Indep Power Producer & Energy Traders - 0.9 %
129        NRG Energy, Inc. *                                       $   5,365
           Multi-Utilities - 3.3 %
145        NSTAR                                                    $   4,862
318        Public Service Enterprise Group, Inc.                       14,075
                                                                    $  18,937
           Total Utilities                                          $  37,403
           Total Common Stocks
           (Cost  $528,296)                                         $ 569,035
           Rights/Warrants - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - 0.0 %
274        Royal Dutch Shell Rights Exp. 6/11/08 *                  $       0
           Total Energy                                             $       0
           Total rights/warrants                                    $       0
           (Cost  $0.00)

Principal  Temporary Cash Investments - 3.5 %
Amount ($) Repurchase Agreement - 3.5 %

5,000      Bank of America, 2.25%, dated 5/30/08, repurchase price
           of $5000 plus accrued interest on 6/3/08 collateralized by the following:
           $227 Federal National Mortgage Association, 5.0%, 7/1/35
           $6,937 Government National Mortgage Association II, 6.0%,$   5,000

5,000      Barclays Plc, 2.25%, dated 5/30/08, repurchase price
           of $5,000 plus accrued interest on 6/3/08 collateralized by the following:
           $2,049 Freddie Mac Giant, 5.5 - 6.0%, 1/1/35 - 2/1/38
           $1,023 Federal National Mortgage Association (ARM), 5.519%, 3/1/36
           $2,981 Federal National Mortgage Association, 4.5 - 5.5%,    5,000

5,000      Deutsche Bank, 2.35%, dated 5/30/08, repurchase price
           of $5,000 plus accrued interest on 6/2/08 collateralized by the following:
            $458 Federal National Mortgage Association (ARM),
                 4.778-5.565%, 6/1/16 - 5/1/37
            $4,297 Freddie Mac Giant, 5.0 - 6.5%, 4/1/19 - 6/1/38
            $2,200 U.S Treasury Strip, 0.0%, 8/15/25                    5,000

5,000      Merrill Lynch, 2.32%, dated 5/30/08, repurchase price of
           $5,000 plus accrued interest on 6/2/08 collateralized by
           $5,067 Freddie Mac Giant, 5.5 - 6.0%, 5/1/38                 5,000
           Total Repurchase Agreement                               $  20,000
           (Cost  $20,000)
           TOTAL INVESTMENT IN SECURITIES                           $ 589,035
           (Cost  $548,296)(a)
           OTHER ASSETS AND LIABILITIES                             $(16,311)
           TOTAL NET ASSETS                                         $ 572,724

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $548,296 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                $ 69,006

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                 (28,267)

           Net unrealized gain                                      $ 40,739

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of May
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                   Investments
                                                                   in Securities
Level 1 - Quoted Prices                                               569,035
Level 2 - Other Significant Observable Inputs                          20,000
Level 3 - Significant Unobservable Inputs                                   -
Total                                                                 589,035


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.